CHANGE IN SHAREHOLDING OF THE PHILIPPINE SUBSIDIARIES	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
CHANGE IN SHAREHOLDING OF THE PHILIPPINE SUBSIDIARIES
25.	CHANGE IN SHAREHOLDING OF THE PHILIPPINE SUBSIDIARIES

On June 24, 2014, MCP and MCE (Philippines) Investments Limited (“MCE Investments”) completed a placing and subscription transaction (the “2014 Placing and Subscription Transaction”), under which MCE Investments offered and sold in a private placement to various institutional investors of 485,177,000 common shares of MCP at the offer price of PHP11.30 per share (equivalent to $0.26 per share) (the “2014 Offer”). MCE Investments then used the proceeds from the 2014 Offer to subscribe for an equivalent number of common shares of MCP at the subscription price of PHP11.30 per share (equivalent to $0.26 per share). The aforesaid transactions decreased the Company’s shareholding in MCP and the Group recognized an increase of $57,293 in the Company’s additional paid-in capital which reflects the adjustment to the carrying amount of the noncontrolling interest of MCP.

During the year ended December 31, 2014, the Company, through its subsidiaries, acquired 3,400 common shares of MCP under trust arrangements and sold 200 common shares of MCP to two independent directors of MCP.

On November 23, 2015, the Company through MCE Investments, subscribed for 693,500,000 common shares of MCP at a total consideration of PHP2,704,650,000 (equivalent to $57,681 based on exchange rate on transaction date), which increased the Company’s shareholding in MCP and the Group recognized a decrease of $7,368 in the Company’s additional paid-in capital which reflects the adjustment to the carrying amount of the noncontrolling interest of MCP.

During the year ended December 31, 2016, the Company through MCE Investments, purchased 50,263,000 common shares of MCP at a total consideration of PHP123,307,331 (equivalent to $2,614 based on exchange rate on transaction date) from the open market, which increased the Company’s shareholding in MCP and the Group recognized a decrease of $761 in the Company’s additional paid-in capital which reflects the adjustment to the carrying amount of the noncontrolling interest of MCP.

During the years ended December 31, 2016 and 2015, 19,541,800 and 38,375,178 restricted shares under the MCP Share Incentive Plan were vested, which decreased the Company’s shareholding in MCP and the Group recognized a decrease of $543 and $1,740, respectively in the Company’s additional paid-in capital which reflects the adjustment to the carrying amount of the noncontrolling interest of MCP.

During the years ended December 31, 2016 and 2015, the total transfers to noncontrolling interests amounted to $1,304 and $9,108, respectively, and during the year ended December 31, 2014, the total transfers from noncontrolling interest amounted to $57,293, in relation to transactions as described above. The Group retains its controlling financial interests in MCP before and after the above transactions.

The schedule below discloses the effects of changes in the Company’s ownership interest in MCP on the Company’s equity:

	Year Ended December 31,
	2016	2015	2014
Net income attributable to Melco Resorts & Entertainment Limited	$175,906	$105,747	$608,280
Transfers (to) from noncontrolling interests:
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from purchases of common shares of MCP from the open market	(761)	—	—
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from subscription of common shares of MCP	—	(7,368)	—
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from the vesting of restricted shares under the MCP Share Incentive Plan	(543)	(1,740)	—
Increase in Melco Resorts & Entertainment Limited additional paid-in capital resulting from the 2014 Placing and Subscription Transaction for subscription of common shares of MCP	—	—	57,293

Changes from net income attributable to Melco Resorts & Entertainment Limited’s shareholders and transfers from noncontrolling interests	$174,602	$96,639	$665,573